Segment Information - Schedule of Reportable Segment Gross Profit to the Group’s Loss Before Tax (Details) - Reportable Segments [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reportable Segment Gross Profit to the Group’s Loss Before Tax [Line Items]
Gross (loss) / profit	$ (25,253,139)	$ (24,022,811)	$ 10,291,898
Selling and marketing expenses	(26,095,652)	(19,268,175)	(8,369,739)
General and administrative expenses	(20,750,213)	(18,833,432)	(17,080,251)
Consultancy and professional fees	(1,375,651)	(1,215,572)	(1,725,675)
Government grants	1,101,295	1,800,478	2,325,960
Impairment of goodwill		(600,000)
Finance costs	(5,045,550)	(175,003)	(268,517)
Finance income	1,139,672	538,877	18,959
Other income	245,670	311,611	3,242,597
Share of loss of a joint venture		(8,383)	(213,805)
Loss on liquidation of joint venture		(354,595)
Impairment of intangible asset	(15,000,000)
Fair value change of warrants liabilities	173,859	1,624,868	(575,224)
Fair value of embedded derivative liability	3,597,955	(609,320)
Foreign exchange loss, net	587,493	(1,009,006)	(2,656,846)
Loss before tax	$ (86,674,261)	$ (61,820,463)	$ (15,010,643)